SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events
SUBSEQUENT EVENTS

NOTE 40

SUBSEQUENT EVENTS

On January 12, 2019, the law that modernizes banking legislation was published in the official gazette, a regulation that was approved by Congress on October 3, 2018. The new law adopts the highest international standards in banking regulation and supervision, strengthening international competitiveness and contributing to Chile’s financial stability.

On January 24, 2019, the Bank placed a Senior Bond corresponding to its “T-14” line for 3,000,000 UF.

On January 30, 2019, the Bank placed a Senior Bond corresponding to its “T-18” line for 2,000,000 UF.

On February 1, 2019, the Bank placed a Senior Bond for an amount 30,000,000 EUR.

On February 1, 2019, the Bank placed a Senior Bond corresponding to its “T-7” line for 2,000,000 UF.

On March 03, 2019, the Bank have received a letter of resignation from Mr Andreu Plaza López from the Board of Directors of Banco Santander-Chile.

On March 7, 2019, the Bank placed a Senior Bond corresponding to its ”U-9” line for 75,000,000 CLP.

On March 12, 2019, the Bank placed a Senior Bond for an amount of 150,000,000 CHF.

There are no other subsequent events to be disclosed that occurred between January 1, 2019 and the date of authorization of these Financial Statements (March 22, 2019).